Document and Entity Information - USD ($)	12 Months Ended
	Mar. 31, 2015	Jun. 23, 2015	Sep. 30, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	CollabRx, Inc.
Entity Central Index Key	0000931059
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 3,164,350
Entity Common Stock, Shares Outstanding		10,487,373
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Document Type	S-4
Amendment Flag	false
Document Period End Date	Mar. 31, 2015